Mobile Financial Services activities - Book value of financial liabilities (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (3,155)	€ (4,307)	€ (4,862)
Financial liabilities at amortised cost, category [member] | Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (3,155)	€ (4,307)
Financial liabilities			€ (4,862)